MITCHELL HUTCHINS LIR SELECT MONEY FUND                        SEMIANNUAL REPORT


                                                               December 15, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for Mitchell Hutchins LIR Select Money Fund (the "Fund") for the fiscal period from commencement of operations on August 10, 1998 through October 31, 1998.


GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

[GRAPHIC]
U.S. bond market yields fell over the last six months, reflecting investor demand for high-quality securities and diminishing concern over inflation. The bond market traded in tandem with the dollar and the yield curve flattened as long-term rates fell more than short-term rates. Stock market volatility increased during the summer. In response, investors shifted some of their assets into Treasury bonds, causing yields to fall and prices to rise. Other sectors of the fixed income markets did not rise to the same extent, due to doubts about corporate earnings and uncertainty in the global economy, especially regarding Japan and Russia.


PERFORMANCE
--------------------------------------------------------------------------------

[GRAPHIC]
     The Fund commenced operations on August 10, 1998. As of the end of the fiscal reporting period on October 31, 1998, the Fund's net assets stood at $508.3 million. The Fund's current yield for Institutional shares was 5.34% for the seven-day period ended October 31, 1998.

     We adopted a cautious outlook on the markets given the rising uncertainty, and during the period kept the Fund's weighted average maturity below its peer group. The Fund's weighted-average maturity was 14 days as of October 31, 1998. While seeking to maximize current income, we emphasized credit quality, liquidity and appropriate diversification.


--------------------------------------------------------------------------------

MITCHELL HUTCHINS
LIR SELECT MONEY FUND
FUND PROFILE

[GRAPHIC]
GOAL:
Maximum current income consistent with liquidity and capital preservation

[GRAPHIC]
PORTFOLIO MANAGER:
Anthony Balestrieri, Mitchell Hutchins Asset Management Inc.

[GRAPHIC]
TOTAL NET ASSETS AS OF OCTOBER 31, 1998:
$508.3 million

[GRAPHIC]
DIVIDEND PAYMENTS:
Monthly

--------------------------------------------------------------------------------

SEMIANNUAL REPORT


OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC]
     As 1998 draws to a close, the uncertainty in the financial markets appears to be subsiding. Global economic conditions appear to be stabilizing at this time, and governments around the world seem more aware of the impact their actions have on global economic problems. Interest rates in the United States continue to reflect both the underlying economy and a flight to quality.

     After three cuts in short-term interest rates this fall, we do not believe the Federal Reserve will lower rates again this year. We continue to look for rates to trend lower over the long term, and therefore anticipate increasing the Fund's weighted average maturity.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a quarterly FUND PROFILE on one of the non-money market mutual funds in the PaineWebber Family of Funds(1), please contact your investment executive.

Sincerely,


/s/ Margo Alexander
MARGO ALEXANDER
President,
Mitchell Hutchins
Asset Management Inc.


/s/ Dennis L. McCauley
DENNIS L. MCCAULEY
Managing Director and Chief
Investment Officer-
Fixed Income, Mitchell Hutchins
Asset Management Inc.


/s/ Anthony Balestrieri
ANTHONY BALESTRIERI
Senior Vice President,
Mitchell Hutchins
Asset Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended October 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1)Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF NET ASSETS                             OCTOBER 31, 1998 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------

CERTIFICATES OF DEPOSIT--8.07%
DOMESTIC--7.87%
  $    20,000    First Tennessee Bank, N.A...........................         11/08/98                    5.340%    $   19,999,957
       20,000    KeyBank, N.A........................................         11/30/98                    5.145         20,000,401
                                                                                                                    --------------
                                                                                                                        40,000,358
                                                                                                                    --------------
YANKEE--0.20%
        1,000    Societe Generale....................................         01/07/99                    5.700            999,716
                                                                                                                    --------------
Total Certificates of Deposit (cost--$41,000,074)....................                                                   41,000,074
                                                                                                                    --------------

COMMERCIAL PAPER@--76.42%
ASSET-BACKED - BANKING--3.33%
       17,000    Atlantis One Funding Corporation....................   11/13/98 to 11/30/98      5.400 to 5.520        16,942,933
                                                                                                                    --------------
ASSET-BACKED - FINANCE--10.09%
       10,000    Beta Finance Incorporated...........................         11/06/98            5.510 to 5.520         9,992,346
       13,000    CC (USA), Incorporated..............................         11/13/98                    5.330         12,976,903
       24,692    Quincy Capital Corporation..........................   11/06/98 to 01/22/99      5.240 to 5.400        24,626,510
        3,680    Receivables Capital Corporation.....................         11/12/98                    5.280          3,674,063
                                                                                                                    --------------
                                                                                                                        51,269,822
                                                                                                                    --------------
ASSET-BACKED - MISCELLANEOUS--9.45%
       15,000    Asset Securitization Cooperative Corporation........         11/17/98                    5.350         14,964,333
       20,411    Enterprise Funding Corporation......................   11/06/98 to 11/30/98      5.350 to 5.400        20,358,631
        6,230    Falcon Asset Securitization Corporation.............   11/10/98 to 01/11/99      5.300 to 5.330         6,192,286
        2,035    Preferred Receivables Funding Corporation...........         11/06/98                    5.400          2,033,474
        4,496    Triple-A One Funding Corporation....................         11/04/98                    5.240          4,494,037
                                                                                                                    --------------
                                                                                                                        48,042,761
                                                                                                                    --------------
AUTO & TRUCK--6.24%
       20,000    BMW US Capital Incorporated.........................   11/02/98 to 11/17/98              5.300         19,974,972
       11,750    General Motors Acceptance Corporation...............   11/03/98 to 11/13/98      5.120 to 5.300        11,731,836
                                                                                                                    --------------
                                                                                                                        31,706,808
                                                                                                                    --------------
BANKING--2.40%
        1,250    Bankers Trust Corporation...........................         01/22/99                    5.500          1,234,340
       10,000    Scotiabank Incorporated.............................         11/23/98                    5.120          9,968,711
        1,000    Unifunding Incorporated.............................         11/04/98                    5.510            999,541
                                                                                                                    --------------
                                                                                                                        12,202,592
                                                                                                                    --------------
BUILDING MATERIALS--0.96%
        4,900    Sherwin-Williams Company............................         11/02/98                    5.130          4,899,302
                                                                                                                    --------------
BUSINESS SERVICES--3.33%
       16,919    Block Financial Corporation.........................   11/03/98 to 11/20/98      5.100 to 5.300        16,909,418
                                                                                                                    --------------
CHEMICALS--2.54%
        1,600    DuPont (E.I.) de Nemours & Company..................         11/04/98                    5.320          1,599,291
       11,355    Henkel Corporation..................................   11/19/98 to 12/10/98      5.080 to 5.280        11,318,280
                                                                                                                    --------------
                                                                                                                        12,917,571
                                                                                                                    --------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                      DATES                 RATES              VALUE
-------------                                                           --------------------   -----------------    --------------


COMMERCIAL PAPER@ (CONCLUDED)

CONSUMER PRODUCTS--3.71%
  $    18,900    Rubbermaid Incorporated.............................   11/17/98 to 12/03/98     5.320 to 5.550%    $   18,843,752
                                                                                                                    --------------
DRUGS, HEALTHCARE--0.97%
        4,970    Novartis Finance Corporation........................         11/19/98                    5.120          4,957,277
                                                                                                                    --------------
DRUGS & MEDICINE--3.60%
       18,400    Zeneca Wilmington Incorporated......................         11/30/98                    5.150         18,323,666
                                                                                                                    --------------
ENERGY--0.53%
        2,700    Shell Oil Company...................................         11/19/98                    5.280          2,692,872
                                                                                                                    --------------
FINANCE - AIRCRAFT--0.22%
        1,124    International Lease Finance Corporation.............         11/19/98                    5.130          1,121,117
                                                                                                                    --------------
FINANCE - CONDUIT--0.46%
        2,360    ANZ (Delaware) Incorporated.........................         11/05/98                    5.120          2,358,658
                                                                                                                    --------------
FINANCE - RETAIL--3.93%
       20,000    American Express Credit Corporation.................         11/12/98                    5.280         19,967,733
                                                                                                                    --------------
FOOD, BEVERAGE & TOBACCO--4.91%
       20,000    Allied Domecq North America Corporation.............   11/19/98 to 11/25/98      5.080 to 5.090        19,942,373
        5,000    Best Foods Corporation..............................         11/09/98                    5.100          4,994,333
                                                                                                                    --------------
                                                                                                                        24,936,706
                                                                                                                    --------------
INSURANCE-PROPERTY/CASUALTY--3.98%
       20,275    John Hancock Capital Corporation....................   11/16/98 to 11/19/98      5.150 to 5.250        20,224,306
                                                                                                                    --------------
MACHINERY--1.97%
       10,036    Caterpillar Financial Services Corporation..........   11/03/98 to 11/17/98      5.090 to 5.300        10,019,271
                                                                                                                    --------------
MANUFACTURING-DIVERSIFIED--3.32%
       16,900    BTR Dunlop Finance Incorporated.....................   11/09/98 to 11/19/98      5.080 to 5.550        16,867,483
                                                                                                                    --------------
METALS & MINING--0.29%
        1,500    U.S. Borax Incorporated.............................         12/15/98                    5.100          1,490,650
                                                                                                                    --------------
PAPER & FOREST PRODUCTS--1.97%
       10,000    Weyerhaeuser Company................................         11/05/98                    5.300          9,994,111
                                                                                                                    --------------
OIL EQUIPMENT & SERVICES--4.29%
       21,900    Colonial Pipeline Company...........................   11/30/98 to 12/11/98      5.070 to 5.280        21,794,570
                                                                                                                    --------------
UTILITY-ELECTRIC--3.93%
       20,000    Southern Company....................................         11/13/98            5.280 to 5.300        19,964,733
                                                                                                                    --------------
Total Commercial Paper (cost--$388,448,112)..........................                                                  388,448,112
                                                                                                                    --------------

DOMESTIC MASTER NOTES--9.15%
       20,500    Bear Stearns Companies Incorporated.................         11/02/98                    5.888*        20,500,000
        5,500    Goldman Sachs Group L.P.............................         11/02/98                    5.409*         5,500,000
       20,500    Morgan Stanley Dean Witter & Company................         11/02/98                    5.788*        20,500,000
                                                                                                                    --------------
Total Domestic Master Notes (cost--$46,500,000)......................                                                   46,500,000
                                                                                                                    --------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

  PRINCIPAL
   AMOUNT                                                                     MATURITY             INTEREST
    (000)                                                                       DATE                 RATE               VALUE
-------------                                                           --------------------   -----------------    --------------

TIME DEPOSIT--3.93%
  $    20,000    NationsBank, N.A. (cost--$20,000,000)...............         11/02/98                    5.375%    $   20,000,000
                                                                                                                    --------------


   NUMBER
     OF
   SHARES
-------------

MONEY MARKET FUNDS--2.78%
    9,176,631    Aim Liquid Portfolio................................                                                    9,176,631
    4,936,288    Temp Fund Portfolio.................................                                                    4,936,288
                                                                                                                    --------------
Total Money Market Funds (cost--$14,112,919).........................                                                   14,112,919
                                                                                                                    --------------
Total Investments (cost--$510,061,105 which approximates cost for
  federal income tax purposes)--100.35%..............................                                                  510,061,105
                                                                                                                       (1,771,704)
                                                                                                                    --------------
Liabilities in excess of other assets--(0.35)%.......................
                                                                                                                    $  508,289,401
                                                                                                                    --------------
           Net Assets (applicable to 508,289,554 Institutional shares outstanding at $1.00 per share)--100.00%.............................

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1998 and reset periodically.

@ Interest rates shown are the discount rates at date of purchase.

                       Weighted Average Maturity--14 Days

                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF OPERATIONS

                                           FOR THE PERIOD
                                          AUGUST 10, 1998+
                                                 TO
                                          OCTOBER 31, 1998
                                             (UNAUDITED)
                                          -----------------
INVESTMENT INCOME:
Interest................................    $   5,501,069
                                          -----------------

EXPENSES:
Management fee..........................          176,225
Trustees' fees..........................            2,094
                                          -----------------
                                                  178,319
Less: Fee waivers and expense
  reimbursements from adviser...........         (142,752)
                                          -----------------
Net expenses............................           35,567
                                          -----------------
Net investment income...................        5,465,502
NET REALIZED LOSSES FROM INVESTMENT
  TRANSACTIONS..........................             (153)
                                          -----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................    $   5,465,349
                                          -----------------
                                          -----------------

---------------
+  Commencement of operations

                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD
                                                                     AUGUST 10,
                                                                       1998+
                                                                         TO
                                                                    OCTOBER 31,
                                                                        1998
                                                                    (UNAUDITED)
                                                                   --------------
FROM OPERATIONS:
Net investment income............................................   $  5,465,502
Net realized losses from investment transactions.................           (153)
                                                                   --------------
Net increase in net assets resulting from operations.............      5,465,349
                                                                   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares......................     (5,465,502)
                                                                   --------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................    508,189,554
                                                                   --------------
Net increase in net assets.......................................    508,189,401

NET ASSETS:
Beginning of period..............................................        100,000
                                                                   --------------
End of period....................................................   $508,289,401
                                                                   --------------
                                                                   --------------

---------------
+  Commencement of operations

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins LIR Select Money Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins Institutional Series ("Trust"), an open-end management investment company organized as a Delaware business trust.

  The Fund offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. For the period ended October 31, 1998 the Fund had no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"), under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  Under the Advisory Contract, Mitchell Hutchins has agreed to pay all Fund expenses other than the management fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust.) Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins has also agreed to waive 12 basis points (0.12%) of its 18 basis points (0.18%) management fee from October 19, 1998 through January 18, 1999. Until that date, management fees will be 6 basis points (0.06%). For the period ended October 31, 1998 Mitchell Hutchins voluntarily waived $142,752 in management fees.

OTHER LIABILITIES

  At October 31, 1998 the amounts payable for investments purchased and dividends payable aggregated $20,000,000 and $2,234,833, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

  Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, the Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                             INSTITUTIONAL
                                                 SHARES
                                           ------------------
                                             FOR THE PERIOD
                                                 ENDED
                                           OCTOBER 31, 1998*
                                           ------------------
Shares sold.............................      2,046,694,679
Shares repurchased......................     (1,540,945,422)
Dividends reinvested....................          2,440,297
                                           ------------------
Net increase in shares outstanding......        508,189,554
                                           ------------------
                                           ------------------

---------------
*  Commencement of issuance of shares was August 10, 1998.

MITCHELL HUTCHINS LIR SELECT MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                    INSTITUTIONAL
                                                    SHARES
                                                    -----------
                                                      FOR THE
                                                      PERIOD
                                                    AUGUST 10,
                                                       1998+
                                                        TO
                                                    OCTOBER 31,
                                                       1998
                                                    -----------
Net asset value, beginning of period..............     $1.00
                                                    -----------
Net investment income.............................     0.013
Dividends from net investment income..............    (0.013)
                                                    -----------
Net asset value, end of period....................     $1.00
                                                    -----------
                                                    -----------
Total investment return (1).......................      1.27%
                                                    -----------
                                                    -----------
Ratios/Supplemental Data:
Net assets, end of period (000's).................  $508,289
Expenses to average net assets net of
 waivers/reimbursements from adviser..............      0.03%*
Expenses to average net assets before
 waivers/reimbursements from adviser..............      0.18%*
Net investment income to average net assets net of
 waivers/reimbursements from adviser..............      5.52%*
Net investment income to average net assets before
 waivers/reimbursements from adviser..............      5.37%*

-----------------

+  Commencement of issuance of shares

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Anthony G. Balestrieri
VICE PRESIDENT

INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

-    High Income Fund
-    Investment Grade Income Fund
-    Low Duration U.S. Government Income Fund
-    Strategic Income Fund
-    U.S. Government Income Fund

TAX-FREE BOND FUNDS

-    California Tax-Free Income Fund
-    Municipal High Income Fund
-    National Tax-Free Income Fund
-    New York Tax-Free Income Fund

STOCK FUNDS

-    Financial Services Growth Fund
-    Growth Fund
-    Growth and Income Fund
-    Mid Cap Fund
-    Small Cap Fund
-    S&P 500 Index Fund
-    Tax-Managed Equity Fund
-    Utility Income Fund

ASSET ALLOCATION FUNDS

-    Balanced Fund
-    Tactical Allocation Fund

GLOBAL FUNDS

-    Asia Pacific Growth Fund
-    Emerging Markets Equity Fund
-    Global Equity Fund
-    Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

-    Aggressive Portfolio
-    Moderate Portfolio
-    Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

[LOGO]
-C-1998 PaneWebber Incorporated
Member SIPC

--------------------------------------------------------------------------------

MITCHELL HUTCHINS

LIR SELECT

MONEY FUND

SEMIANNUAL REPORT

OCTOBER 31, 1998